CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

17.	CASH AND CASH EQUIVALENTS

Cash and cash equivalents are set out below as of December 31, 2021 and 2022:

	December 31,
	2021	2022	2022
	CNY	CNY	US$

Cash and cash equivalents
- Cash on hand	74	71	10
- Cash at bank	58,285	31,154	4,514
- Short-term deposits	—	470	71

Total Cash and cash equivalent	58,359	31,695	4,595

The carrying amounts of the Group’s cash and cash equivalents are denominated in the following currencies:

	December 31,
	2021	2022	2022
	CNY	CNY	US$

CNY	37,333	24,709	3,582
US$	20,011	6,255	907
HK$	1,015	731	106

	58,359	31,695	4,595

Cash at banks earns interest at floating rates based on daily bank deposit rates. The bank balances and time deposits are deposited with creditworthy banks with no recent history of default.

As of December 31, 2022, the Group has pledged its short-term deposits to fulfil collateral requirements of a bank guarantee related to a new bidding associated with a potential business opportunity of construction projects.